CASH FLOW – OTHER ITEMS (Tables)	12 Months Ended
Dec. 31, 2025
Cash flow statement [Abstract]
Schedule of cash flow - other items

Operating Cash Flows - Other Items
For the years ended December 31	2025	2024
Adjustments for non-cash income statement items:
Loss (gain) on non-hedge derivatives	$1	($13)
Stock-based compensation expense	270	65
Loss (gain) on warrant investments at FVPL	(1)	4
Tanzania community relations projects[1]	10	37
Twiga partnership economic benefits sharing adjustment	(10)	(22)
Insurance proceeds related to Pueblo Viejo	—	(46)
Change in estimate of rehabilitation costs at closed mines	(28)	15
Inventory impairment charges (note 17)	3	34
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(68)	(35)
Remeasurement of contingent consideration	(41)	—
Litigation settlement accruals	91	—
Change in other assets and liabilities	(307)	(56)
Settlement of stock-based compensation	(117)	(66)
Settlement of rehabilitation obligations	(178)	(197)
Other operating activities	($375)	($280)
Cash flow arising from changes in:
Accounts receivable	($45)	($4)
Inventory	214	(172)
Value added taxes receivable[2]	(172)	(298)
Other current assets	(69)	59
Accounts payable	(53)	48
Other current liabilities	102	(15)
Change in working capital	($23)	($382)
[1]2024 amounts relate to commitment for road construction under the Twiga partnership.
[2]Excludes $175 million (2024: $107 million) of VAT receivables that were settled against offsetting of income taxes payable and $97 million
(2024: $41 million) of VAT receivables that were settled against offsetting of other duties and liabilities.